Structured entities	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Structured entities
28.	Structured entities
Sony has, from time to time, entered into various arrangements with structured entities.

(1)	Consolidated structured entities
Sony consolidates investment funds as structured entities in the Financial Services segment. The investment funds are designed so that voting or similar rights are not the dominant factor in deciding who controls thes
e

entities, but it is determined that Sony has control over these structured entities. Sony has not provided and does not intend to provide any significant financial or other support to any of the consolidated structured entities without contractual obligations to the investment funds. The assets and liabilities of structured entities that are consolidated in the Financial Services segment are limited in their intended use by contractual arrangements. As of April 1, 2020, March 31, 2021 and 2022, the total assets of these structured entities are 542,777 million yen, 616,578 million yen, and 628,297 million yen, respectively.
Sony also consolidates several structured entities in the Music and Pictures segment. Sony has not provided and does not intend to provide any significant financial or other support to these structured entities without contractual obligation. The total assets and liabilities for these structured entities were insignificant to Sony’s financial position.

(2)	Unconsolidated structured entities
Certain
trade
receivable sales programs also involve structured entities. These structured entities are all special purpose entities associated with the sponsor banks. Based on a qualitative assessment, Sony does not consolidate these entities as Sony does not have the power to direct the activities, an obligation to absorb losses, or the right to receive the residual returns of these structured entities. Sony’s maximum exposure to losses from these structured entities is considered insignificant.
The subsidiary in the Financial Services segment enters into securitization transactions for certain housing loans, involving unconsolidated structured entities. Sony derecognizes a financial asset when the contractual right to receive the cash flows from the financial asset is transferred, or when Sony retains the contractual right to receive the cash flows from the financial asset, but assumes a contractual obligation to pay the cash flows without reinvestment or material delay to other recipients in an arrangement, and substantially all the risks and rewards of ownership of the financial asset are transferred to another entity. Since the above securitization transactions do not meet the requirements for derecognition of financial assets, such transferred assets are not derecognized. Sony recorded
182,417
million yen of transferred assets that do not meet the requirement for derecognition of financial assets included in investments and advances in the Financial Services segment as of March 31, 2022. The liabilities recorded from these securitization transactions were
183,886
million yen and are included in current portion of long-term debt and long-term debt. The liabilities will be settled when the payment for the transferred assets is executed and until this time, Sony is unable to utilize the transferred assets. The transferee of the transferred assets has recourse only to the transferred asset, and as of March 31, 2022, the fair value of the transferred assets and the associated liabilities are 187,555 million yen and 186,702 million yen, respectively.

In addition to the above, in the Financial Services segment, Sony makes investments in structured entities. Sony’s investments in such structured entities include securitized products, foreign corporate bonds and other investments. The following tables present the carrying amount of the investments of unconsolidated structured entities, the presentation in the consolidated statements of financial position, and the maximum exposure to loss associated with these investments as of April 1, 2020, March 31, 2021 and 2022. Maximum exposure to loss does not reflect Sony’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Sony enters into to reduce its exposure. The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of
commitments.

	Yen in millions
	April 1, 2020
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	224,232	—	224,232
Foreign corporate bonds *1	41,452	41,036	—	82,488
Other investments *2	—	135,743	21,000	164,955

Total	41,452	401,011	21,000	471,675

	Yen in millions
	March 31, 2021
	Presentation in the consolidated statements of financial position
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)	Maximum exposure to loss

Securitized products	—	270,920	—	270,920
Foreign corporate bonds *1	49,011	31,026	—	80,037
Other investments *2	—	224,765	21,000	266,825

Total	49,011	526,711	21,000	617,782

	Yen in millions
	March 31, 2022
	Presentation in the consolidated statements of financial position
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)	Maximum exposure to loss
Securitized products	—	356,862	—	356,862
Foreign corporate bonds *1	28,412	168,167	—	196,579
Other investments *2	2	247,394	24,697	286,662

Total	28,414	772,423	24,697	840,103

*1	Foreign corporate bonds include repackaged bonds.

*2	Other investments include investment funds.